GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA - (Narrative) (Details)	12 Months Ended
Dec. 31, 2024 Unit_Product Unit_Segment
Segment Reporting Information [Line Items]
Number of reportable segment | Unit_Segment	1
Number of main product lines | Unit_Product	3
Other | Product Concentration Risk | Products and Licenses Revenues
Segment Reporting Information [Line Items]
Concentration risk, percentage	10.00%